SHELTON EMERGING MARKETS FUND
Portfolio of Investments (Expressed in U.S. Dollars) September 30, 2021

Security Description	Shares	Value
Common Stock (86.38%)

Argentina (2.79%)
MercadoLibre Inc*	505	$848,097

Brazil (5.70%)
Arco Platform Ltd*	33,230	721,091
Notre Dame Intermedica Participacoes SA	37,400	510,823
Sul America SA	105,769	499,153
Total Brazil		1,731,067

China (8.44%)
China Meidong Auto Holdings Ltd	32,000	161,013
Haier Smart Home Co Ltd	316,400	1,106,090
Ping An Insurance Group Co of China Ltd	66,200	452,767
Xinyi Solar Holdings Ltd	412,083	843,585
Total China		2,563,455

India (7.95%)
HDFC Bank Ltd	15,995	1,169,075
Infosys Ltd	55,948	1,244,843
Total India		2,413,918

Indonesia (11.44%)
Ace Hardware Indonesia Tbk PT	7,477,000	660,380
Bank Rakyat Indonesia Persero Tbk PT(a)	4,743,375	1,264,331
Indofood CBP Sukses Makmur Tbk PT	993,000	578,307
Sarana Menara Nusantara Tbk PT	10,537,900	971,228
Total Indonesia		3,474,246

Mexico (6.95%)
Kimberly-Clark de Mexico SAB de CV	658,000	1,080,648
Regional SAB de CV	180,000	1,030,041
Total Mexico		2,110,689
South Korea (11.64%)
Dentium Co Ltd	15,000	959,944
Samsung Electronics Co Ltd	28,612	1,773,790
Samsung SDI Co Ltd	1,342	800,798
Total South Korea		3,534,532

Taiwan (27.41%)
Accton Technology Corp	100,400	946,226
Chailease Holding Co Ltd	128,100	1,131,085
eMemory Technology Inc	26,700	1,867,198
MediaTek Inc	33,400	1,075,062
Sporton International Inc	64,050	501,936
Taiwan Semiconductor Manufacturing Co Ltd	91,300	1,888,275
Voltronic Power Technology Corp	15,000	914,695
Total Taiwan		8,324,477

Thailand (4.06%)
Bangkok Bank PCL	223,000	767,433
Charoen Pokphand Foods PCL	614,000	466,047
Total Thailand		1,233,480
Total Common Stock (Cost $18,858,383)		26,233,961
Total Investments (Cost $18,858,383)(b) (86.38%)		26,233,961
Other Net Assets (13.62%)		4,137,057
Net Assets (100.00%)		$30,371,018

*	Non-income producing security.

(a)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 4.16% of net assets. The total value of the fair value security is $1,264,331.

(b)	Aggregate cost for federal income tax purpose is $19,417,318

At September 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$8,029,163
Unrealized depreciation	$(1,212,520)
Net unrealized appreciation	$6,816,643